Schedule of Inventories (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 1,033,171	$ 818,042	$ 294,522
Finished goods	2,054,167	1,735,396	50,432
Total	$ 3,087,338	$ 2,553,438	$ 344,954